Common and Preferred Shares - Schedule of Preferred Shares (Detail) - CAD ($) $ / shares in Units, $ in Millions					12 Months Ended
	Nov. 29, 2021	Jun. 01, 2021	Feb. 23, 2021	Jan. 26, 2021	Oct. 31, 2021	Oct. 31, 2020
Disclosure of classes of share capital [line items]
Initial dividend payment date	Jan. 27, 2022
Series 30 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share						$ 0.227500
Conversion feature						Series 31
Series 31 preferred shares [member]
Disclosure of classes of share capital [line items]
Dividends declared per share						$ 0.331828
Conversion feature						Series 30
Series 32 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						11,161,422
Amount						$ 279
Dividends declared per share					$ 0.138829	$ 0.515752
Conversion feature					Series 33	Series 33
Series 33 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						5,184,345
Amount						$ 130
Dividends declared per share					$ 0.100614	$ 0.579323
Conversion feature					Series 32	Series 32
Series 34 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						14,000,000
Amount						$ 350
Dividends declared per share					$ 0.687500	$ 1.375000
Conversion feature					Series 35	Series 35
Series 36 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares						20,000,000
Amount						$ 500
Dividends declared per share					$ 1.031250	$ 1.375000
Conversion feature					Series 37	Series 37
Series 38 preferred shares [member]
Disclosure of classes of share capital [line items]
Number of shares					20,000,000	20,000,000
Amount					$ 500	$ 500
Dividends declared per share					$ 1.212500	$ 1.212500
Conversion feature					Series 39	Series 39
Series 40 preferred stock [member]
Disclosure of classes of share capital [line items]
Number of shares					12,000,000	12,000,000
Amount					$ 300	$ 300
Dividends declared per share					$ 1.212500	$ 1.212500
Conversion feature					Series 41	Series 41
Preference shares [member]
Disclosure of classes of share capital [line items]
Number of shares					32,000,000	82,345,767
Amount					$ 800	$ 2,059
Series 32 Non-cumulative preferred shares issued on February one two thousand eleven [member]
Disclosure of classes of share capital [line items]
First issue date					Feb. 28, 2011
Issue price					$ 25.00
Initial dividend				$ 0.009891	$ 0.215410
Initial dividend payment date					Apr. 27, 2011
Rate reset spread					1.34%
Redemption date					February 2, 2021
Redemption price					$ 25.00
Series 33 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date					Feb. 02, 2016
Issue price					$ 25.00
Initial dividend				$ 0.006976	$ 0.105690
Initial dividend payment date					Apr. 27, 2016
Rate reset spread					1.34%
Redemption price					$ 25.00
Series 33 non-cumulative preferred shares [member] | Bottom of range [member]
Disclosure of classes of share capital [line items]
Redemption date					February 2, 2021
Series 34 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date					Dec. 17, 2015
Issue price					$ 25.00
Initial dividend			$ 0.343750		$ 0.497300
Initial dividend payment date					Apr. 27, 2016
Rate reset spread					4.51%
Redemption date					April 26, 2021
Redemption price					$ 25.00
Series 36 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date					Mar. 14, 2016
Issue price					$ 25.00
Initial dividend		$ 0.343750			$ 0.508600
Initial dividend payment date					Jul. 27, 2016
Rate reset spread					4.72%
Redemption date					July 26, 2021
Redemption price					$ 25.00
Series 38 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date					Sep. 16, 2016
Issue price					$ 25.00
Initial dividend					$ 0.441800
Initial dividend payment date					Jan. 27, 2017
Rate reset spread					4.19%
Redemption date					January 27, 2022
Redemption price					$ 25.00
Series 40 non-cumulative preferred shares [member]
Disclosure of classes of share capital [line items]
First issue date					Oct. 12, 2018
Issue price					$ 25.00
Initial dividend					$ 0.362100
Initial dividend payment date					Jan. 29, 2019
Rate reset spread					2.43%
Redemption date					January 27, 2024
Redemption price					$ 25.00